Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	December 31, 2022	December 31, 2021
Customer relationship	$159,485	$172,614
License	2,015,311	2,181,213
Non-Compete Agreements	2,493,765	2,699,056
Less: Accumulated amortization	2,659,264	1,929,489
	$2,009,297	$3,123,394

Schedule of amortization expenses
2023	$806,184
2024	201,531
2025	201,531
2026	201,531
2027	201,531
Thereafter	396,989
$2,009,297